Offerings - Offering: 1	Sep. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	6,323,833
Proposed Maximum Offering Price per Unit	11.17
Maximum Aggregate Offering Price	$ 70,637,214.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,814.56
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the average of the high and low prices of the CorMedix Inc.’s (the “Company”) common stock on September 26, 2025 as reported on the Nasdaq Global Market.

Represents shares of the Company’s common stock that may be offered and sold from time to time by the selling securityholders identified herein and includes: (i) 3,323,833 shares of common stock issued to the selling securityholders pursuant to that certain Agreement and Plan of Merger, dated as of August 7, 2025, by and among the Company, Melinta Therapeutics, LLC, a Delaware limited liability company (“Melinta”), Coriander BidCo LLC, a Delaware limited liability company and a wholly owned subsidiary of the Company, and Deerfield Private Design Fund IV, L.P., a Delaware limited partnership (“Deerfield IV”), solely in its capacity as representative, agent and attorney-in-fact of the Melinta equityholders (the “Members’ Representative”) and (ii) up to 3,000,000 shares of common stock (“Milestone Shares”) that may be issuable upon the achievement of certain milestones as set forth in that certain Contingent Payment Agreement, dated as of August 29, 2025, by and among the Company, Melinta, Deerfield IV, Deerfield Private Design Fund III, L.P., a Delaware limited partnership, and the Members’ Representative, based upon certain assumptions as to the maximum number of shares issuable as Milestone Shares.